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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]



                                  May 15, 2006





VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

         Re:      Horace Mann Life Insurance Company
                  Horace Mann Life Insurance Company Separate Account (File Nos. 2-24256/811-1343)


Commissioners:

On behalf of Horace Mann Life Insurance Company (the "Company") and Horace Mann Life Insurance Company Separate Account (the "Account"), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the above-referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 28, 2006.

If you have any questions or comments regarding this transmittal, please contact the undersigned at 202.383.0158, or Patrice M. Pitts at 202.383.0548.



                                              Sincerely,


                                              /s/ Stephen E. Roth
                                              -------------------
                                              Stephen E. Roth

cc:      Maureen Bolinger
         Patrice M. Pitts